RETIREMENT SAVINGS PLAN - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	$ 3.5	$ 2.1
Percent of match	100.00%
Percent of employees' gross pay	1.00%
Percent of match beyond initial 1%	50.00%
Additional percent of employees' gross pay beyond initial 1%	1.00%
Minimum
Defined Contribution Plan Disclosure [Line Items]
Additional percent of employees' gross pay beyond initial 1%	1.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Additional percent of employees' gross pay beyond initial 1%	6.00%